Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 8:	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Composition:

	December 31,
	2024	2023
	U.S. dollars in thousands

Prepaid expenses and other receivables	51	29
Government authorities (*)	47	11

	98	40

(*)	The government authorities are monetary items, which are denominated or linked is NIS.

The carrying amount of government authorities is a reasonable approximation of the fair value because the effect of discounting is immaterial.